Organization And Summary Of Significant Accounting Policies (Basic And Diluted Earnings Per Ordinary Share) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Organization And Summary Of Significant Accounting Policies [Abstract]
Net profit attributable to Ordinary Shares	$ 14,350	$ 11,978	$ 8,478
Weighted average number of Ordinary Shares outstanding used in basic earnings per Ordinary Share Calculation	30,853,581	30,212,787	29,670,842
Add assumed exercise of outstanding dilutive potential Ordinary Shares	$ 709,627	$ 876,712	$ 854,812
Weighted average number of Ordinary Shares outstanding used in diluted earnings per Ordinary Share Calculation	31,563,208	31,089,499	30,525,654
Basic earnings per Ordinary Share	$ 0.47	$ 0.40	$ 0.29
Diluted earnings per Ordinary Share	$ 0.45	$ 0.39	$ 0.28
Number of equity awards excluded from the diluted earnings per share calculation due to their andi-dilutive effect	1,508,694	3,904,630	4,763,410